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2016 JUN 13 PM 2:30

SEC / TM

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

16018780

3. Class of New Derivative Securities Product:

Investment Company Units

SEC
Mail Processing
Section
JUN 13 2016
Washington DC
412

4. Name of Underlying Instrument:

Solactive High Yield Corporate Bond - Interest Rate Hedged Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

HYIH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

OTC

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

June 10, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 13 2016

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

SEC
Mail Processing
Section
JUN 13 2016
Washington DC
412

Via Overnight Mail

June 10, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Direxion Daily S&P 500 Bear 1X Shares (SPDN)
The Health and Fitness ETF (FITS)
The Long-Term Care ETF (OLD)
The Obesity ETF (SLIM)
The Organics ETF (ORG)
Aptus Behavioral Momentum ETF (BEMO)
Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF (EMIH)
Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF (IGIH)
Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF (HYIH)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 13 2016